Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (shares in millions):

	Year Ended December 31,
	2014	2013	2012
Net income for basic EPS	$245	$16	$290
Convertible debt interest, net of tax	1	—	4
Net income for diluted EPS	$246	$16	$294

Basic weighted average shares outstanding	105.4	107.6	106.6
Options, warrants and non-vested stock	2.1	3.8	2.5
Convertible debt	3.1	—	12.5
Diluted weighted average shares outstanding	110.6	111.4	121.6

Earnings per share:
Basic	$2.32	$0.15	$2.72
Diluted	$2.22	$0.15	$2.42

The following table summarizes the Company’s outstanding common stock equivalents that were anti-dilutive and therefore excluded from the computation of diluted EPS (shares in millions):

	As of December 31,
	2014	2013	2012
Options (a)	—	—	0.2
Warrants (b)	—	—	7.9
Shares underlying convertible debt	—	4.0	—
__________

(a)	The weighted average exercise price for anti-dilutive options for 2012 was $17.12.

(b)	Represents all outstanding warrants for 2012. The exercise price for the warrants was $22.50.